Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

10. Income Taxes:

The continuing operations provision (benefit) for income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
Current:
Federal	$(41)	$(26)	$(21)
State	3	4	9
Foreign	53	60	54

Total current	15	38	42

Deferred:
Federal	(63)	(103)	(54)
State	(8)	(39)	3
Foreign	(13)	(14)	(29)

Total deferred	(84)	(156)	(80)

Total	$(69)	$(118)	$(38)

Income (loss) from continuing operations before income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
U.S. operations	$(641)	$(341)	$(531)
Foreign operations	158	154	96

	$(483)	$(187)	$(435)

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate of 35% and the Company’s continuing operations effective income tax rate for 2010, 2011 and 2012 were as follows (in millions):

	SunGard
	2010	2011	2012
Tax at federal statutory rate	$(169)	$(65)	$(152)
State income taxes, net of federal benefit	3	(6)	(2)
Foreign taxes, net of U.S. foreign tax credit(1)	(6)	(20)	(12)
Tax rate changes(2)	(13)	(31)	7
Nondeductible goodwill impairment charge	68	17	118
Nondeductible expenses	5	6	3
Change in uncertain tax positions(3)	—	(1)	12
Research and development credit	(2)	(3)	—
U.S. income taxes on non-U.S. unremitted earnings	45	(11)	(20)
Other, net	—	(4)	8

	$(69)	$(118)	$(38)

Effective income tax rate	14%	63%	9%

(1)	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $6 million, $8 million and $6 million in 2010, 2011 and 2012, respectively, related to benefits of a temporary reduction in statutory tax rates. These temporary tax rates expire between 2012 and 2024.
(2)	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability which benefit would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
(3)	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Deferred income taxes are recorded based upon differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating and tax credit carryforwards. Deferred income tax assets and liabilities at December 31, 2011 and 2012 consisted of the following (in millions):

	SunGard
	December 31, 2011	December 31, 2012
Current:
Trade receivables	$14	$9
Accrued expenses, net	9	28
Tax credit carryforwards	55	29
Outside basis difference	(135)	—

Total current deferred income tax asset (liability)	(57)	66
Valuation allowance	(14)	(17)

Net current deferred income tax asset (liability)	(71)	49
Less: amounts classified as related to discontinued operations	(5)	—

Net current deferred income tax asset (liability)—continuing operations	$(76)	$49

Long-term:
Property and equipment	$7	$(22)
Intangible assets	(1,302)	(1,083)
Net operating loss carryforwards	111	101
Stock compensation	60	56
U.S. income taxes on non-U.S. unremitted earnings	(40)	(20)
Other, net	(2)	(10)

Total long-term deferred income tax liability	(1,166)	(978)
Valuation allowance	(52)	(48)

Net long-term deferred income tax liability	(1,218)	(1,026)
Less: amounts classified as related to discontinued operations	101	—

Net long-term deferred income tax asset (liability)—continuing operations	$(1,117)	$(1,026)

The deferred income tax assets and liabilities include amounts classified as related to discontinued operations on the face of the financial statements for the year ended December 31, 2011.

The Company recorded a $135 million deferred tax liability as of December 31, 2011 related to the book-over-tax basis difference in a Higher Education subsidiary. The deferred tax provision was reflected in discontinued operations. Upon completion of the sale of Higher Education in the first quarter of 2012, the deferred tax liability was reversed.

As of December 31, 2012 the Company has net operating loss carryforwards, the tax effect of which is $101 million, which consist of $17 million for U.S. federal income tax purposes, $22 million for U.S. state income tax purposes and $62 million for foreign income tax purposes. The tax benefit recorded for net operating losses, net of valuation allowance, is $45 million, which consists of $10 million for U.S. federal income tax purposes, $12 million for U.S. state income tax purposes and $23 million for foreign income tax purposes. These tax loss carryforwards expire through 2032 and utilization is limited in certain jurisdictions. Some foreign losses have indefinite carryforward periods.

The valuation allowances of $66 million and $65 million at December 31, 2011 and 2012, respectively, were primarily related to federal, state and foreign net operating loss carryforwards that, in the judgment of management, are not more-likely-than-not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income and the reversal of deferred tax liabilities over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2011 and 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Foreign tax credit carryforwards of $55 million and $29 million in 2011 and 2012, respectively, can be carried forward up to 10 years and expire through 2021. No valuation allowance has been recorded against this deferred tax asset as the Company believes it will more likely than not be realized prior to its expiration.

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2010	2011	2012
Balance at beginning of year	$38	$37	$22
Additions for tax positions of prior years	17	1	22
Reductions for tax positions of prior years	(4)	(1)	—
Additions for tax positions of current year	4	2	50
Settlements for tax positions of prior years	(18)	(17)	—

Balance at end of year	$37	$22	$94

As of December 31, 2012 the Company had unrecognized tax benefits of approximately $94 million which if recognized, would favorably affect the effective tax rate. Included in prepaid and other assets are amounts that would partially offset the impact on the effective tax rate. Increases in 2012 relate primarily to state income tax related matters. Included in the balance of unrecognized tax benefits at December 31, 2012 is approximately $4 million (net of federal benefit) of accrued interest and penalties. The Company recognizes interest and penalties in income tax expense.

Tax years after 2006 remain open for examination by the Internal Revenue Service, although years 2007 and 2008 are effectively settled. The Internal Revenue Service is currently auditing tax years 2009 and 2010. In addition, tax years after 2003 remain open for audit by various state, local and foreign jurisdictions. The Company anticipates that it is reasonably possible that between $0 and $35 million of unrecognized tax benefits may be resolved within the next 12 months.

During the fourth quarter of 2012 as a result of debt refinancing activities, the Company reevaluated the earnings of all its foreign subsidiaries and those that could be expected to be permanently reinvested outside the U.S. The Company determined that certain of its foreign subsidiaries earnings are permanently reinvested. The recognition of U.S. income tax is required when earnings of the foreign subsidiaries are not considered permanently reinvested outside the U.S. As of December 31, 2011 and 2012, the Company provided a deferred income tax liability of approximately $40 million and $20 million, respectively for non-U.S. withholding and U.S. income taxes associated with the future repatriation of earnings for certain non-U.S. subsidiaries. The Company has not provided deferred taxes on approximately $100 million of undistributed earnings of non-U.S. subsidiaries at December 31, 2012. Quantification of the deferred tax liability, if any, associated with permanently reinvested earnings is not practicable.